9. Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision For Losses Due To Nonrecovery By Debtor Sector [Abstract]
Commercial and industrial	R$ 9,757,193	R$ 7,455,243	R$ 10,791,702
Real estate - Construction	193,935	344,782	358,119
Installment loans to individuals	15,675,765	14,800,208	11,768,124
Lease financing	13,594	25,517	51,370
Total	R$ 25,640,488	R$ 22,625,750	R$ 22,969,315